Long-Term Debt (Details) - USD ($) $ in Thousands									3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 20, 2014	Jun. 24, 2013	Apr. 05, 2013	Jun. 26, 2012	May 16, 2012	May 05, 2011	Oct. 05, 2009	Aug. 17, 2009	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 28, 2013	Dec. 31, 2012	Dec. 27, 2012	Jul. 26, 2012
Long-term debt
Principal balance of debt redeemed											$ 1,500,000	$ 650,001	$ 650,001	$ 1,099,999	$ 500,000
Percentage of principal amount at which notes may be required to be repurchased in event of change of control									101.00%		101.00%		101.00%
Premiums, interest expense and deferred financing costs, as applicable									$ 191,751	$ 219,328	$ 383,088	$ 441,338	$ 862,231	$ 834,856	$ 878,550
7 3/4% Senior Notes due 2015
Long-term debt
Interest rate (as a percent)													7.75%	7.75%
7 1/8% Senior Notes due 2016
Long-term debt
Interest rate (as a percent)									7.125%		7.125%		7.125%	7.125%
4 5/8% Senior Notes due 2017
Long-term debt
Interest rate (as a percent)									4.625%		4.625%		4.625%	4.625%
Redemption price as a percentage of principal amount													100.00%
Aggregate principal amount					$ 900,000
Term of debt instrument					5 years
Annual Debt Service Requirements													$ 41,625
4 1/4% Senior Notes due 2018
Long-term debt
Interest rate (as a percent)									4.25%		4.25%		4.25%	4.25%
Redemption price as a percentage of principal amount													100.00%
Aggregate principal amount			$ 1,200,000
Term of debt instrument			5 years
Annual Debt Service Requirements													$ 51,000
4 1/4% Senior Notes due 2018 | Redemption Prior to April 1, 2016
Long-term debt
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions													35.00%
7 7/8% Senior Notes due 2019
Long-term debt
Interest rate (as a percent)									7.875%		7.875%		7.875%	7.875%
Redemption price as a percentage of principal amount													100.00%
Aggregate principal amount							$ 400,000	$ 1,000,000
Term of debt instrument							10 years	10 years
Annual Debt Service Requirements													$ 110,250
5 1/8% Senior Notes due 2020
Long-term debt
Interest rate (as a percent)									5.125%		5.125%		5.125%	5.125%
Redemption price as a percentage of principal amount													100.00%
Aggregate principal amount			$ 1,100,000
Term of debt instrument			7 years
Annual Debt Service Requirements													$ 56,375
5 1/8% Senior Notes due 2020 | Redemption Prior to May 1, 2016
Long-term debt
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions													35.00%
6 3/4% Senior Notes due 2021
Long-term debt
Interest rate (as a percent)						6.75%			6.75%		6.75%		6.75%	6.75%	6.75%		6.75%
Redemption price as a percentage of principal amount													100.00%
Aggregate principal amount						$ 2,000,000
Term of debt instrument						10 years
Annual Debt Service Requirements													$ 135,000
5 7/8% Senior Notes due 2022
Long-term debt
Interest rate (as a percent)				5.875%	5.875%				5.875%		5.875%		5.875%	5.875%
Redemption price as a percentage of principal amount													100.00%
Aggregate principal amount					$ 1,000,000														$ 1,000,000
Term of debt instrument				10 years	10 years
Annual Debt Service Requirements													$ 117,500
5% Senior Notes due 2023
Long-term debt
Interest rate (as a percent)		5.00%							5.00%		5.00%		5.00%	5.00%		5.00%
Redemption price as a percentage of principal amount		100.00%
Aggregate principal amount																		$ 1,500,000
Annual Debt Service Requirements													$ 75,000
5 7/8% Senior Notes due 2024
Long-term debt
Interest rate (as a percent)									5.875%		5.875%		5.875%	5.875%
Redemption price as a percentage of principal amount													100.00%
Aggregate principal amount	$ 2,000,000
Term of debt instrument	10 years
Annual Debt Service Requirements													$ 117,500
5 7/8% Senior Notes due 2024 | Redemption Prior to June 1, 2014
Long-term debt
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions													35.00%